Quarterly Holdings Report
for
Fidelity® SAI Low Duration Income Fund
November 30, 2023

Offered exclusively to certain clients of the Adviser, or its affiliates, including Strategic Advisers LLC (Strategic Advisers) - not available for sale to the general public. Fidelity® SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers.
LDI-NPRT1-0124
1.9899559.103
Nonconvertible Bonds - 48.4%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.6%
Diversified Telecommunication Services - 0.4%
AT&T, Inc. 0.9% 3/25/24	20,000,000	19,698,874
NTT Finance Corp. 0.583% 3/1/24 (b)	3,719,000	3,670,408
		23,369,282
Media - 0.2%
Magallanes, Inc. 3.428% 3/15/24	12,200,000	12,106,354
TOTAL COMMUNICATION SERVICES		35,475,636
CONSUMER DISCRETIONARY - 4.0%
Automobiles - 3.5%
American Honda Finance Corp. 3.55% 1/12/24	5,000,000	4,988,189
BMW U.S. Capital LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.530% 5.8681% 4/1/24 (b)(c)(d)	23,993,000	24,005,728
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.840% 6.1781% 4/1/25 (b)(c)(d)	13,000,000	13,067,365
Daimler Finance North America LLC:
0.75% 3/1/24 (b)	16,000,000	15,809,883
2.7% 6/14/24 (b)	5,000,000	4,919,011
3.65% 2/22/24 (b)	6,401,000	6,369,585
5.5% 11/27/24 (b)	18,800,000	18,771,501
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.300% 6.6352% 4/7/25 (c)(d)	13,000,000	12,968,655
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9528% 10/15/24 (c)(d)	13,310,000	13,278,277
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.760% 6.1043% 3/8/24 (c)(d)	12,606,000	12,605,618
1.05% 3/8/24	15,000,000	14,809,283
1.2% 10/15/24	12,700,000	12,187,546
3.95% 4/13/24	8,000,000	7,936,562
5.1% 1/17/24	7,000,000	6,991,014
Toyota Motor Corp. 0.681% 3/25/24	8,000,000	7,878,928
Volkswagen Group of America Finance LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.950% 6.2947% 6/7/24 (b)(c)(d)	13,000,000	13,013,087
5.8% 9/12/25 (b)	19,000,000	19,033,346
		208,633,578
Broadline Retail - 0.3%
Amazon.com, Inc. 0.45% 5/12/24	19,000,000	18,581,700
Hotels, Restaurants & Leisure - 0.2%
Starbucks Corp. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.420% 5.7446% 2/14/24 (c)(d)	11,071,000	11,071,023
Textiles, Apparel & Luxury Goods - 0.0%
Tapestry, Inc. 7.05% 11/27/25	855,000	865,593
TOTAL CONSUMER DISCRETIONARY		239,151,894
CONSUMER STAPLES - 2.2%
Beverages - 0.5%
Dr. Pepper Snapple Group, Inc. 0.75% 3/15/24	16,500,000	16,263,004
PepsiCo, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.400% 5.7256% 11/12/24 (c)(d)	14,429,000	14,439,006
		30,702,010
Consumer Staples Distribution & Retail - 0.5%
7-Eleven, Inc. 0.8% 2/10/24 (b)	7,898,000	7,820,402
Dollar General Corp. 4.25% 9/20/24	21,487,000	21,190,568
		29,010,970
Personal Care Products - 0.2%
Kenvue, Inc. 5.5% 3/22/25	13,500,000	13,533,204
Tobacco - 1.0%
Altria Group, Inc.:
3.8% 2/14/24	2,000,000	1,989,039
4% 1/31/24	7,000,000	6,973,990
BAT Capital Corp. 3.222% 8/15/24	25,000,000	24,527,786
Philip Morris International, Inc.:
2.875% 5/1/24	11,814,000	11,676,964
5.125% 11/15/24	12,200,000	12,150,251
		57,318,030
TOTAL CONSUMER STAPLES		130,564,214
ENERGY - 1.6%
Energy Equipment & Services - 0.1%
Baker Hughes Co. 1.231% 12/15/23	9,196,000	9,182,700
Oil, Gas & Consumable Fuels - 1.5%
Devon Energy Corp. 5.25% 9/15/24	3,300,000	3,278,145
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.630% 5.9524% 2/16/24 (c)(d)	14,987,000	14,992,343
5.969% 3/8/26	11,900,000	11,888,765
Energy Transfer LP 4.9% 2/1/24	7,250,000	7,232,306
Equinor ASA 2.65% 1/15/24	20,000,000	19,922,811
Kinder Morgan Energy Partners LP:
4.15% 2/1/24	2,000,000	1,993,691
4.3% 5/1/24	2,000,000	1,984,511
Phillips 66 Co. 0.9% 2/15/24	8,000,000	7,914,181
Spectra Energy Partners LP 4.75% 3/15/24	5,000,000	4,984,302
The Williams Companies, Inc.:
3.9% 1/15/25	6,000,000	5,875,444
4.3% 3/4/24	4,000,000	3,983,081
TransCanada PipeLines Ltd. 1% 10/12/24	6,300,000	6,043,617
		90,093,197
TOTAL ENERGY		99,275,897
FINANCIALS - 32.6%
Banks - 20.9%
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.410% 5.7529% 6/14/24 (c)(d)	12,000,000	11,985,360
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.660% 5.987% 2/4/25 (c)(d)	18,000,000	17,973,789
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.022% 4/22/25 (c)(d)	17,950,000	17,901,191
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.100% 6.4311% 4/25/25 (c)(d)	18,000,000	18,024,120
0.981% 9/25/25 (c)	12,700,000	12,170,805
3.841% 4/25/25 (c)	15,000,000	14,865,575
4.125% 1/22/24	12,000,000	11,971,844
Bank of America NA 5.65% 8/18/25	20,000,000	20,096,424
Bank of Montreal:
3.3% 2/5/24	12,000,000	11,945,568
5.92% 9/25/25	18,000,000	18,132,444
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.440% 5.7778% 4/15/24 (c)(d)	15,000,000	14,995,834
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7111% 7/31/24 (c)(d)	17,300,000	17,265,608
Barclays PLC:
1.007% 12/10/24 (c)	5,000,000	4,965,980
2.852% 5/7/26 (c)	16,239,000	15,474,002
BB&T Corp. 3.75% 12/6/23	5,500,000	5,499,268
BPCE SA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.9028% 1/14/25 (b)(c)(d)	9,396,000	9,358,386
2.375% 1/14/25 (b)	7,962,000	7,646,522
4% 4/15/24	12,200,000	12,117,083
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.940% 6.2752% 4/7/25 (c)(d)	18,000,000	18,029,648
0.5% 12/14/23	3,000,000	2,995,612
3.1% 4/2/24	2,000,000	1,983,059
Citibank NA 5.864% 9/29/25	18,750,000	18,916,478
Citigroup, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0251% 1/25/26 (c)(d)	17,500,000	17,360,066
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.370% 6.6903% 5/24/25 (c)(d)	16,000,000	16,040,800
0.981% 5/1/25 (c)	19,400,000	18,961,507
3.352% 4/24/25 (c)	18,000,000	17,803,997
Credit Agricole SA 3.875% 4/15/24 (b)	9,100,000	9,029,230
Danske Bank A/S:
3.773% 3/28/25 (b)(c)	17,745,000	17,595,543
6.259% 9/22/26 (b)(c)	14,004,000	14,098,739
6.466% 1/9/26 (b)(c)	14,604,000	14,639,896
DNB Bank ASA:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.169% 3/28/25 (b)(c)(d)	13,000,000	13,005,250
2.968% 3/28/25 (b)(c)	13,050,000	12,918,407
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7504% 5/21/24 (b)(c)(d)	12,811,000	12,798,723
Fifth Third Bancorp 3.65% 1/25/24	23,740,000	23,646,551
HSBC Holdings PLC:
2.633% 11/7/25 (c)	12,500,000	12,098,662
3.803% 3/11/25 (c)	10,000,000	9,933,778
Huntington National Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.190% 6.5124% 5/16/25 (c)(d)	18,000,000	17,648,300
5.699% 11/18/25 (c)	16,200,000	15,823,934
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.881% 6/1/25 (c)(d)	18,475,000	18,393,999
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.920% 6.2383% 2/24/26 (c)(d)	15,958,000	15,947,946
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.970% 6.3127% 6/14/25 (c)(d)	17,000,000	17,021,875
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6511% 4/26/26 (c)(d)	14,956,000	15,008,127
0.824% 6/1/25 (c)	15,000,000	14,593,887
0.969% 6/23/25 (c)	24,600,000	23,886,014
1.561% 12/10/25 (c)	9,000,000	8,591,884
3.22% 3/1/25 (c)	19,000,000	18,868,330
KeyBank NA U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.320% 5.6627% 6/14/24 (c)(d)	26,050,000	25,665,231
Lloyds Banking Group PLC 3.9% 3/12/24	17,800,000	17,703,308
Mitsubishi UFJ Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.380% 6.7283% 9/12/25 (c)(d)	12,955,000	12,996,745
2.801% 7/18/24	12,300,000	12,076,328
4.788% 7/18/25 (c)	10,000,000	9,925,888
5.063% 9/12/25 (c)	12,000,000	11,918,593
Mizuho Financial Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.960% 6.2805% 5/22/26 (c)(d)	21,000,000	20,977,110
2.555% 9/13/25 (c)	18,750,000	18,257,504
Morgan Stanley Bank, West Valley City Utah 5.479% 7/16/25	20,000,000	20,044,191
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.530% 5.8551% 8/12/24 (b)(c)(d)	19,209,000	19,166,492
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.450% 6.7903% 3/22/25 (b)(c)(d)	11,324,000	11,407,913
0.8% 8/12/24 (b)	6,300,000	6,088,301
PNC Financial Services Group, Inc. 3.5% 1/23/24	7,500,000	7,473,251
Rabobank Nederland 2.625% 7/22/24 (b)	11,000,000	10,781,326
Rabobank Nederland New York Branch:
0.375% 1/12/24	25,959,000	25,799,472
3.875% 8/22/24	18,000,000	17,790,933
Royal Bank of Canada:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.300% 5.6313% 1/19/24 (c)(d)	5,000,000	4,999,765
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.340% 5.6752% 10/7/24 (c)(d)	2,000,000	2,000,191
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.360% 5.6913% 7/29/24 (c)(d)	3,000,000	2,996,963
0.425% 1/19/24	8,000,000	7,945,656
2.55% 7/16/24	10,000,000	9,807,775
3.97% 7/26/24	20,733,000	20,507,294
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	17,200,000	16,928,947
Societe Generale:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.050% 6.381% 1/21/26 (b)(c)(d)	18,000,000	17,895,557
2.625% 1/22/25 (b)	13,000,000	12,483,491
Sumitomo Mitsui Financial Group, Inc.:
0.508% 1/12/24	14,852,000	14,766,678
2.696% 7/16/24	20,300,000	19,928,266
Sumitomo Mitsui Trust Bank Ltd. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.440% 5.7816% 9/16/24 (b)(c)(d)	2,000,000	1,997,980
Swedbank AB U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.910% 6.2469% 4/4/25 (b)(c)(d)	11,081,000	11,090,618
The Toronto-Dominion Bank:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.350% 5.7007% 3/4/24 (c)(d)	21,000,000	20,981,718
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.910% 6.2543% 3/8/24 (c)(d)	15,914,000	15,933,139
2.35% 3/8/24	12,000,000	11,894,753
2.65% 6/12/24	10,000,000	9,837,057
3.25% 3/11/24	18,640,000	18,521,306
Truist Bank U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.200% 5.5325% 1/17/24 (c)(d)	16,000,000	15,995,040
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.400% 5.7441% 6/9/25 (c)(d)	16,000,000	15,712,350
Wells Fargo & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.320% 6.6511% 4/25/26 (c)(d)	13,951,000	14,020,001
2.406% 10/30/25 (c)	12,500,000	12,091,483
3.3% 9/9/24	25,400,000	24,990,926
3.75% 1/24/24	25,000,000	24,926,583
Wells Fargo Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.800% 6.1308% 8/1/25 (c)(d)	15,000,000	15,032,795
		1,251,388,963
Capital Markets - 5.5%
Bank of New York, New York 5.224% 11/21/25 (c)	8,260,000	8,227,135
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.390% 5.7207% 2/2/24 (c)(d)	16,147,000	16,121,866
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 1.260% 6.5804% 2/21/25 (c)(d)	14,000,000	13,986,243
Deutsche Bank AG New York Branch:
0.898% 5/28/24	5,000,000	4,876,559
3.961% 11/26/25 (c)	15,800,000	15,381,495
Goldman Sachs Group, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.031% 1/24/25 (c)(d)	19,500,000	19,471,923
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.390% 6.7325% 3/15/24 (c)(d)	14,000,000	14,029,260
1.757% 1/24/25 (c)	8,000,000	7,946,684
3% 3/15/24	16,893,000	16,750,304
3.272% 9/29/25 (c)	12,200,000	11,929,351
3.625% 2/20/24	20,000,000	19,900,482
4% 3/3/24	19,000,000	18,898,676
5.7% 11/1/24	28,500,000	28,482,027
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.957% 1/24/25 (c)(d)	17,500,000	17,456,250
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.160% 6.4967% 4/17/25 (c)(d)	18,000,000	18,021,941
0.79% 5/30/25 (c)	22,950,000	22,303,371
0.791% 1/22/25 (c)	9,000,000	8,921,846
2.63% 2/18/26 (c)	14,000,000	13,444,477
3.7% 10/23/24	15,900,000	15,627,115
State Street Corp. 3.776% 12/3/24 (c)	5,000,000	5,000,000
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7761% 8/9/24 (b)(c)(d)	10,000,000	9,987,687
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.470% 5.8031% 1/13/25 (b)(c)(d)	24,000,000	23,929,618
		330,694,310
Consumer Finance - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 1.65% 10/29/24	15,000,000	14,392,661
Ally Financial, Inc. 3.875% 5/21/24	5,000,000	4,946,369
American Express Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.720% 6.0493% 5/3/24 (c)(d)	15,230,000	15,246,157
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.930% 6.2757% 3/4/25 (c)(d)	20,000,000	20,024,949
6.338% 10/30/26 (c)	15,655,000	15,868,411
Capital One Financial Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6.0358% 12/6/24 (c)(d)	22,000,000	21,997,580
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.350% 6.6754% 5/9/25 (c)(d)	18,000,000	17,954,961
1.343% 12/6/24 (c)	12,000,000	11,996,744
3.3% 10/30/24	7,000,000	6,823,969
3.75% 4/24/24	12,634,000	12,522,176
3.9% 1/29/24	17,000,000	16,944,229
4.166% 5/9/25 (c)	6,100,000	6,007,764
John Deere Capital Corp. 3.35% 6/12/24	8,000,000	7,907,682
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.260% 5.6023% 6/18/24 (c)(d)	2,000,000	1,998,248
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.330% 5.6647% 1/11/24 (c)(d)	5,000,000	5,000,064
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9886% 12/29/23 (c)(d)	17,000,000	17,004,590
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.620% 5.9603% 3/22/24 (c)(d)	16,000,000	16,011,952
5.6% 9/11/25	19,000,000	19,163,530
		231,812,036
Financial Services - 1.3%
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.560% 5.8818% 8/19/24 (b)(c)(d)	2,000,000	1,988,375
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.700% 6.0183% 5/24/24 (b)(c)(d)	16,500,000	16,465,861
U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.710% 6.0507% 1/7/25 (b)(c)(d)	20,600,000	20,400,147
0.95% 1/8/24 (b)	7,649,000	7,609,395
1% 4/16/24 (b)	10,000,000	9,805,758
Corebridge Financial, Inc. 3.5% 4/4/25	16,000,000	15,504,752
GA Global Funding Trust 1.25% 12/8/23 (b)	9,000,000	8,994,392
		80,768,680
Insurance - 1.0%
Marsh & McLennan Companies, Inc. 3.875% 3/15/24	20,800,000	20,685,783
New York Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.310% 5.6411% 4/26/24 (b)(c)(d)	8,000,000	8,002,720
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.330% 5.6697% 3/25/24 (b)(c)(d)	9,564,000	9,564,985
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.714% 4/12/24 (b)(c)(d)	7,300,000	7,296,956
Protective Life Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.980% 6.319% 3/28/25 (b)(c)(d)	13,000,000	13,040,469
		58,590,913
TOTAL FINANCIALS		1,953,254,902
HEALTH CARE - 2.5%
Biotechnology - 0.8%
AbbVie, Inc. 2.6% 11/21/24	18,000,000	17,497,035
Amgen, Inc.:
3.625% 5/22/24	15,500,000	15,344,937
5.25% 3/2/25	16,415,000	16,352,996
		49,194,968
Health Care Equipment & Supplies - 0.2%
Becton, Dickinson & Co. 3.363% 6/6/24	11,000,000	10,859,245
Health Care Providers & Services - 1.1%
Cigna Group 0.613% 3/15/24	24,758,000	24,397,874
CVS Health Corp. 3.375% 8/12/24	20,000,000	19,666,373
Elevance Health, Inc. 3.35% 12/1/24	8,363,000	8,170,173
Humana, Inc. 3.85% 10/1/24	15,640,000	15,392,504
		67,626,924
Pharmaceuticals - 0.4%
Bayer U.S. Finance II LLC 3.875% 12/15/23 (b)	20,000,000	19,984,871
TOTAL HEALTH CARE		147,666,008
INDUSTRIALS - 2.2%
Aerospace & Defense - 0.2%
The Boeing Co. 1.95% 2/1/24	15,161,000	15,064,181
Ground Transportation - 0.2%
Canadian Pacific Railway Co. 1.35% 12/2/24	13,000,000	12,455,135
Industrial Conglomerates - 0.3%
Siemens Financieringsmaatschappij NV U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.430% 5.7741% 3/11/24 (b)(c)(d)	17,000,000	17,004,556
Machinery - 1.4%
Caterpillar Financial Services Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.240% 5.5668% 5/17/24 (c)(d)	4,000,000	3,999,594
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.7751% 11/14/24 (c)(d)	20,800,000	20,866,148
0.95% 1/10/24	7,000,000	6,965,315
3.65% 12/7/23	2,000,000	1,999,515
Daimler Trucks Finance North America LLC:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.750% 6.0929% 12/13/24 (b)(c)(d)	2,000,000	1,998,275
U.S. Secured Overnight Fin. Rate (SOFR) Index + 1.000% 6.3363% 4/5/24 (b)(c)(d)	11,000,000	11,011,937
1.125% 12/14/23 (b)	25,282,000	25,248,620
5.2% 1/17/25 (b)	5,340,000	5,313,963
Parker Hannifin Corp. 3.65% 6/15/24	5,000,000	4,939,787
		82,343,154
Trading Companies & Distributors - 0.1%
Air Lease Corp. 4.25% 2/1/24	5,000,000	4,981,849
TOTAL INDUSTRIALS		131,848,875
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment, Instruments & Components - 0.1%
Dell International LLC/EMC Corp. 4% 7/15/24	9,000,000	8,896,736
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.250% 5.5881% 10/1/24 (c)(d)	5,416,000	5,413,354
Microchip Technology, Inc. 0.972% 2/15/24	5,000,000	4,950,037
		10,363,391
TOTAL INFORMATION TECHNOLOGY		19,260,127
MATERIALS - 0.1%
Chemicals - 0.1%
Celanese U.S. Holdings LLC 3.5% 5/8/24	3,524,000	3,484,825
Nutrien Ltd. 5.9% 11/7/24	5,356,000	5,360,742
		8,845,567
REAL ESTATE - 0.6%
Equity Real Estate Investment Trusts (REITs) - 0.6%
Federal Realty OP LP 3.95% 1/15/24	20,000,000	19,945,318
Ventas Realty LP 3.75% 5/1/24	15,600,000	15,445,082
		35,390,400
UTILITIES - 1.7%
Electric Utilities - 1.1%
Alabama Power Co. 3.55% 12/1/23	12,000,000	12,000,000
Duke Energy Corp. 3.75% 4/15/24	6,000,000	5,960,271
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.300% 5.639% 6/28/24 (c)(d)	15,012,000	14,990,970
Southern California Edison Co. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.830% 6.1678% 4/1/24 (c)(d)	12,000,000	12,001,860
Southern Co. 0.6% 2/26/24	10,000,000	9,876,071
Tampa Electric Co. 3.875% 7/12/24	11,110,000	10,981,129
		65,810,301
Multi-Utilities - 0.6%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Averages Index + 0.650% 5.9751% 5/13/24 (c)(d)	14,429,000	14,423,244
DTE Energy Co. 2.529% 10/1/24	12,975,000	12,622,760
Public Service Enterprise Group, Inc. 2.875% 6/15/24	2,000,000	1,969,149
WEC Energy Group, Inc. 0.8% 3/15/24	9,300,000	9,161,841
		38,176,994
TOTAL UTILITIES		103,987,295
TOTAL NONCONVERTIBLE BONDS (Cost $2,905,477,226)		2,904,720,815

U.S. Treasury Obligations - 12.9%
	Principal Amount (a)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.69% to 4.72% 1/25/24	56,692,000	56,234,396
U.S. Treasury Notes:
3% 6/30/24	358,450,000	353,633,319
4.125% 1/31/25	336,500,000	332,780,097
4.75% 7/31/25	31,000,000	30,949,141
TOTAL U.S. TREASURY OBLIGATIONS (Cost $778,552,914)		773,596,953

Asset-Backed Securities - 18.2%
	Principal Amount (a)	Value ($)
Aimco:
Series 2018-BA Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 1/15/32 (b)(c)(d)	10,292,000	10,279,639
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7335% 7/22/32 (b)(c)(d)	10,424,000	10,387,349
AIMCO CLO Ltd. Series 2022-12A Class AR, CME Term SOFR 3 Month Index + 1.170% 6.5728% 1/17/32 (b)(c)(d)	12,657,000	12,589,171
Ally Auto Receivables Trust Series 2022-2 Class A2, 4.62% 10/15/25	5,256,343	5,243,216
Ares LII CLO Ltd. Series 2021-52A Class A1R, CME Term SOFR 3 Month Index + 1.310% 6.7235% 4/22/31 (b)(c)(d)	8,970,000	8,945,620
BMW Vechicle Lease Trust 2023-1 Series 2023-1:
Class A2, 5.27% 2/25/25	5,512,009	5,505,534
Class A3, 5.16% 11/25/25	7,283,000	7,253,615
Bmw Vechile Owner Trust 2023-A Series 2023-A Class A2A, 5.72% 4/27/26	19,000,000	19,007,689
BMW Vehicle Lease Trust Series 2022-1 Class A3, 1.1% 3/25/25	1,985,105	1,970,009
BMW Vehicle Owner Trust Series 2022-A Class A3, 3.21% 8/25/26	2,606,000	2,554,096
BMWLT 2021 Series 2021-2 Class A3, 0.33% 12/26/24	51,062	51,041
Capital One Prime Auto Receivables Series 2023-1 Class A2, 5.2% 5/15/26	17,550,460	17,491,962
CarMax Auto Owner Trust:
Series 2020-4 Class A3, 0.5% 8/15/25	1,652,376	1,630,934
Series 2021-3 Class A3, 0.55% 6/15/26	13,032,077	12,563,148
Series 2022-2 Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.924% 5/15/25 (c)(d)	246,630	246,632
Series 2022-3 Class A2A, 3.81% 9/15/25	3,155,393	3,143,421
Carmax Auto Owner Trust Series 2022-4 Class A2A, 5.34% 12/15/25	3,678,091	3,672,021
CarMax Auto Owner Trust Series 2023 2 Class A2A, 5.5% 6/15/26	17,326,842	17,292,670
Carmax Auto Owner Trust 2023-4 Series 2023-4 Class A2A, 6.08% 12/15/26	14,012,000	14,068,844
Carmax Owner Trust Series 2023-1 Class A2A, 5.23% 1/15/26	5,507,554	5,493,835
Cedar Funding Ltd.:
Series 2021-10A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7774% 10/20/32 (b)(c)(d)	2,864,000	2,850,044
Series 2021-14A Class A, CME Term SOFR 3 Month Index + 1.360% 6.7555% 7/15/33 (b)(c)(d)	10,797,000	10,781,215
Cent CLO LP Series 2021-21A Class A1R3, CME Term SOFR 3 Month Index + 1.230% 6.6191% 7/27/30 (b)(c)(d)	5,808,964	5,799,722
CFMT LLC Series 2023 HB12 Class A, 4.25% 4/25/33 (b)	1,999,039	1,923,654
Chesapeake Funding II LLC:
Series 2021-1A Class A2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.340% 5.6685% 4/15/33 (b)(c)(d)	2,607,210	2,595,685
Series 2023 1A Class A1, 5.65% 5/15/35 (b)	10,650,390	10,613,981
Series 2023-2A Class A1, 6.16% 10/15/35 (b)	2,042,436	2,050,815
Daimler Trucks Retail Trust Series 2022-1 Class A2, 5.07% 9/16/24	2,906,326	2,901,380
Daimler Trucks Retail Trust 20 Series 2023-1 Class A2, 6.03% 9/15/25	6,734,000	6,743,261
Dell Equipment Finance Trust 2 Series 2023-3 Class A2, 6.1% 4/23/29 (b)	14,737,000	14,775,325
Dell Equipment Finance Trust 2022-2 4.03% 7/22/27 (b)	6,568,479	6,536,629
Dell Equipment Finance Trust 2023-2 Series 2023-2 Class A2, 5.84% 1/22/29 (b)	9,294,000	9,288,718
Dllaa 2023-1A Series 2023-1A Class A2, 5.93% 7/20/26 (b)	1,624,000	1,626,476
DLLAD Series 2023-1A Class A2, 5.19% 4/20/26 (b)	9,464,727	9,419,507
Dllmt 2023-1 LLC Series 2023-1A Class A2, 5.78% 11/20/25 (b)	12,964,000	12,930,392
Donlen Fleet Lease Funding Series 2021-2 Class A1, CME Term SOFR 1 Month Index + 0.440% 5.7658% 12/11/34 (b)(c)(d)	1,784,177	1,781,877
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.360% 6.7555% 4/15/31 (b)(c)(d)	9,297,000	9,264,963
Enterprise Fleet Financing 2023-3 L Series 2023-3 Class A2, 6.4% 3/20/30 (b)	4,527,000	4,583,202
Enterprise Fleet Financing LLC:
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	835,283	830,356
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	421,841	416,623
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	2,966,151	2,892,931
Series 2022-3 Class A2, 4.38% 7/20/29 (b)	1,397,207	1,375,135
Series 2023-1 Class A2, 5.51% 1/22/29 (b)	9,755,000	9,708,762
Ford Credit Auto Lease Trust 2 Series 2023-B Class A2A, 5.9% 2/15/26	8,716,000	8,733,395
Ford Credit Auto Owner Trust:
Series 2019-1 Class A, 3.52% 7/15/30 (b)	1,733,000	1,728,120
Series 2020-1 Class A, 2.04% 8/15/31 (b)	12,000,000	11,493,944
Series 2022-C Class A2A, 4.52% 4/15/25	2,375,668	2,371,001
Series 2022-D, Class A2A, 5.37% 8/15/25	10,364,606	10,354,235
Ford Credit Auto Owner Trust 2 Series 2023-B Class A2A, 5.57% 6/15/26	22,845,000	22,831,419
Ford Credit Floorplan Master Owner Trust Series 2019-4 Class A, 2.44% 9/15/26	13,000,000	12,670,787
Fordl 2023-A Series 2023-A Class A2A, 5.19% 6/15/25	3,989,806	3,983,651
FORDO Series 2022-B:
Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.600% 5.924% 2/15/25 (c)(d)	1,391,597	1,391,651
Class A3, 3.74% 9/15/26	8,563,000	8,428,769
GM Financial Automobile Leasing Series 2023-2 Class A2A, 5.44% 10/20/25	1,478,709	1,475,600
GM Financial Automobile Leasing Trust:
Series 2022-2 Class A3, 3.42% 6/20/25	15,902,401	15,784,750
Series 2022-3 Class A2A, 4.01% 10/21/24	1,284,865	1,283,327
Series 2023-1 Class A3, 5.16% 4/20/26	22,061,000	21,969,032
Series 2023-A Class A2A, 5.27% 6/20/25	8,663,052	8,643,052
Gm Financial Consumer Automobile Re:
Series 2023-1 Class A2A, 5.19% 3/16/26	4,499,585	4,486,691
Series 2023-3 Class A2A, 5.74% 9/16/26	16,250,000	16,255,858
GM Financial Consumer Automobile Receivables:
Series 2022-2 Class A2, 2.52% 5/16/25	1,156,334	1,153,264
Series 2023 2 Class A2A, 5.1% 5/18/26	11,899,679	11,858,881
GM Financial Consumer Automobile Receivables Trust:
Series 2020-4 Class A3, 0.38% 8/18/25	1,059,938	1,048,654
Series 2022-2 Class A3, 3.1% 2/16/27	19,900,000	19,449,550
Series 2022-3 Class A2A, 3.5% 9/16/25	5,978,484	5,951,128
Series 2022-4 Class A2A, 4.6% 11/17/25	3,783,146	3,768,995
Gm Financial Leasing Trust 202 Series 2023-3 Class A2A, 5.58% 1/20/26	18,800,000	18,784,394
Harot 2023-4 Series 2023-4 Class A2, 5.87% 6/22/26	14,563,000	14,610,647
Honda Auto Receivables:
Series 2023-1 Class A2, 5.22% 10/21/25	14,667,394	14,629,794
Series 2023-2 Class A2, 5.41% 4/15/26	18,635,000	18,605,093
Honda Auto Receivables 2023-3 Series 2023-3 Class A2, 5.71% 3/18/26	14,065,000	14,077,177
HPEFS Equipment Trust Series 2022-3A Class A2, 5.26% 8/20/29 (b)	4,082,668	4,073,798
Hyundai Auto Lease Securitizat:
Series 2023-B Class A2A, 5.47% 9/15/25 (b)	3,543,065	3,536,025
Series 2023-C Class A2A, 5.85% 3/16/26 (b)	16,839,000	16,881,985
Hyundai Auto Lease Securitization Series 2022-C Class A2A, 4.34% 1/15/25 (b)	2,614,073	2,606,589
Hyundai Auto Lease Securitization Trust Series 2023-A Class A2A, 5.2% 4/15/25 (b)	6,723,477	6,704,969
Hyundai Auto Receivables Trust:
Series 2020-C Class A3, 0.38% 5/15/25	1,047,377	1,038,430
Series 2022-A Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.954% 2/18/25 (c)(d)	40,681	40,682
Series 2022-B Class A2A, 3.64% 5/15/25	3,696,053	3,682,908
Series 2022-C, Class A2A, 5.35% 11/17/25	8,067,532	8,054,503
Series 2023 A Class A2A, 5.19% 12/15/25	14,480,938	14,444,487
Series 2023-B Class A2A, 5.77% 5/15/26	14,013,000	14,017,418
Series 2023-C Class A2A, 5.8% 1/15/27	12,797,000	12,834,488
John Deere Owner Trust:
Series 2021-A Class A3, 0.36% 9/15/25	4,870,675	4,771,133
3.73% 6/16/25	5,651,783	5,627,670
John Deere Owner Trust 2023-B Series 2023-B Class A2, 5.59% 6/15/26	16,150,000	16,138,424
John Deere Owner Trust 23-C Series 2023-C Class A2, 5.76% 8/17/26	17,502,000	17,525,005
Juniper Valley Park CLO LLC Series 2023-1A Class A1, CME Term SOFR 3 Month Index + 1.850% 7.2658% 7/20/35 (b)(c)(d)	19,000,000	19,022,439
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, CME Term SOFR 3 Month Index + 1.260% 6.6735% 1/22/31 (b)(c)(d)	7,538,000	7,513,554
Marlette Funding Trust Series 2022-2A Class A, 4.25% 8/15/32 (b)	1,133,520	1,130,699
Marlette Funding Trust 2023-3 Series 2023-3A Class A, 6.49% 9/15/33 (b)	2,504,940	2,503,855
Mercedes-Benz Auto Lease Trust Series 2021-B Class A3, 0.4% 11/15/24	497,783	495,801
Mercedes-Benz Auto Receivables:
Series 2022-1, Class A2, 5.26% 10/15/25	8,264,280	8,253,200
Series 2023-1 Class A2, 5.09% 1/15/26	4,828,885	4,816,098
MMAF Equipment Finance LLC Series 2022-B Class A2, 5.57% 9/9/25 (b)	4,307,719	4,297,138
Mmaf Equipment Finance LLC 202 Series 2023-A Class A2, 5.79% 11/13/26 (b)	12,302,000	12,295,974
Niagara Park CLO, Ltd. Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.260% 6.6644% 7/17/32 (b)(c)(d)	11,000,000	10,962,446
Nissan Auto Receivables Series 2022-B Class A2, 4.5% 8/15/25	6,565,597	6,542,029
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, CME Term SOFR 3 Month Index + 1.060% 6.4287% 5/20/29 (b)(c)(d)	4,470,284	4,457,490
Palmer Square Loan Funding, Ltd. / Palmer Square Loan Funding LLC Series 2022-1A Class A1, CME Term SOFR 3 Month Index + 1.050% 6.4439% 4/15/30 (b)(c)(d)	8,467,863	8,420,341
Santander Consumer Auto Receivables Trust Series 2021-AA Class A3, 0.33% 10/15/25 (b)	253,949	253,359
Sfs Auto Receivables Securitiz Series 2023-1A Class A2A, 5.89% 3/22/27 (b)	2,162,156	2,161,953
Sofi Consumer Loan Program Series 2023-1S Class A, 5.81% 5/15/31 (b)	2,804,917	2,799,136
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, CME Term SOFR 3 Month Index + 1.320% 6.7155% 7/15/32 (b)(c)(d)	7,764,000	7,739,846
Symphony CLO XXIII Ltd. Series 2021-23A Class AR, CME Term SOFR 3 Month Index + 1.280% 6.6755% 1/15/34 (b)(c)(d)	10,983,000	10,936,959
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.220% 6.591% 11/18/30 (b)(c)(d)	7,002,581	6,988,639
TCI-Symphony CLO Series 2021-1A Class AR, CME Term SOFR 3 Month Index + 1.190% 6.5855% 7/15/30 (b)(c)(d)	10,619,227	10,591,649
Tesla Auto Lease Trust 2023-B Series 2023-B Class A2, 6.02% 9/22/25 (b)	5,385,000	5,391,748
Tesla Auto Lease Trust 23-A Series 2023-A Class A2, 5.86% 8/20/25 (b)	14,005,000	14,005,146
Toyota Auto Loan Extended Note Trust Series 2019-1A Class A, 2.56% 11/25/31 (b)	22,650,000	22,291,068
Toyota Auto Receivables:
Series 2021-D Class A3, 0.71% 4/15/26	2,441,085	2,361,442
Series 2022-D Class A2A, 5.27% 1/15/26	9,811,337	9,797,197
Toyota Auto Receivables 2022-B Series 2022-B Class A2B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Index + 0.490% 5.814% 1/15/25 (c)(d)	471,012	471,034
Toyota Auto Receivables 2023-C Series 2023-C Class A2A, 5.6% 8/17/26	16,705,000	16,697,528
Toyota Auto Receivables 2023-D Series 2023-D Class A2A, 5.8% 11/16/26	10,228,000	10,253,874
Toyota Auto Receivables Owner Trust:
Series 2022-C Class A2A, 3.83% 8/15/25	1,798,121	1,789,536
Series 2023-A Class A2, 5.05% 1/15/26	8,943,919	8,920,769
Toyota Lease Owner Trust 2023- Series 2023-B Class A2A, 5.73% 4/20/26 (b)	11,377,000	11,391,086
Upstart Securitization Trust:
Series 2021-4 Class A, 0.84% 9/20/31 (b)	448,967	446,673
Series 2021-5 Class A, 1.31% 11/20/31 (b)	1,315,330	1,303,840
Upstart Securitization Trust 2 Series 2023-3 Class A, 6.9% 10/20/33 (b)	9,840,000	9,838,921
Usaa Auto Owner Trust 2023-A Series 2023-A Class A2, 5.83% 7/15/26 (b)	11,206,000	11,212,616
Verizon Master Trust Series 2023-5 Class A1A, 5.61% 9/8/28	13,296,000	13,318,807
Volkswagen Auto Lease Trust 20 Series 2023-A Class A2A, 5.87% 1/20/26	18,800,000	18,841,164
Volkswagen Auto Loan Enhanced Series 2023-1 Class A2A, 5.5% 12/21/26	16,286,000	16,269,037
Voya CLO Ltd. Series 2021-1A Class A1R, CME Term SOFR 3 Month Index + 1.210% 6.6144% 4/17/30 (b)(c)(d)	7,400,849	7,390,140
Wheels Fleet Lease Funding 1 L Series 2023-2A Class A, 6.46% 8/18/38 (b)	13,813,000	13,916,959
Wheels SPV LLC Series 2021-1A Class A, CME Term SOFR 1 Month Index + 0.390% 5.7256% 8/20/29 (b)(c)(d)	2,030,591	2,018,719
WOART 2023-A Series 2023-A Class A2A, 5.18% 7/15/26	16,900,766	16,853,224
World Omni Auto Receivables Trust:
Series 2021 D Class A3, 0.81% 10/15/26	12,671,210	12,247,756
Series 2022-D, Class A2A, 5.51% 3/16/26	5,407,502	5,401,838
Series 2023-C Class A2A, 5.57% 12/15/26	14,024,000	14,008,034
Series 2023-D Class A2A, 5.91% 2/16/27	7,750,000	7,775,002
World Omni Automobile Lease Series 2023-A Class A2A, 5.47% 11/17/25	2,811,699	2,806,884
TOTAL ASSET-BACKED SECURITIES (Cost $1,090,205,518)		1,090,085,119

Collateralized Mortgage Obligations - 0.5%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.5%
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)	1,450,796	1,342,400
Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)	1,269,964	1,208,770
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)	1,876,842	1,804,393
Cfmt 2022-Ebo2 sequential payer Series 2022-EBO2 Class A, 3.169% 7/25/54 (b)	525,772	519,472
CFMT 2022-Hb8 LLC sequential payer Series 2022-HB8 Class A, 3.75% 4/25/25 (b)	5,459,669	5,354,200
Finance of America HECM Buyout sequential payer Series 2022-HB1 Class A, 2.6948% 2/25/32 (b)(c)	4,874,223	4,609,277
Ocwen Ln Investment Trust 2023-Hb1 Series 2023-HB1 Class A, 3% 6/25/36 (b)	844,418	800,580
RMF Buyout Issuance Trust sequential payer Series 2021-HB1 Class A, 1.2586% 11/25/31 (b)	1,678,069	1,610,029
Silverstone Master Issuer PLC floater Series 2022-1A Class 1A, U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.380% 5.7105% 1/21/70 (b)(c)(d)	12,330,000	12,322,355

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,207,276)		29,571,476

Commercial Mortgage Securities - 1.1%
	Principal Amount (a)	Value ($)
BAMLL Commercial Mortgage Securities Trust floater Series 2022-DKLX Class A, CME Term SOFR 1 Month Index + 1.150% 6.473% 1/15/39 (b)(c)(d)	2,702,000	2,633,836
BX Commercial Mortgage Trust floater Series 2022-LP2 Class A, CME Term SOFR 1 Month Index + 1.010% 6.3358% 2/15/39 (b)(c)(d)	7,585,490	7,402,278
BX Trust:
floater:
Series 2021-ACNT Class A, CME Term SOFR 1 Month Index + 0.960% 6.2875% 11/15/38 (b)(c)(d)	4,756,000	4,663,482
Series 2021-BXMF Class A, CME Term SOFR 1 Month Index + 0.750% 6.0734% 10/15/26 (b)(c)(d)	4,149,893	4,057,422
Series 2022-GPA Class A, CME Term SOFR 1 Month Index + 2.160% 7.4879% 8/15/39 (b)(c)(d)	2,296,000	2,298,157
floater sequential payer Series 2019-XL Class A, CME Term SOFR 1 Month Index + 1.030% 6.3574% 10/15/36 (b)(c)(d)	8,586,923	8,565,119
ELP Commercial Mortgage Trust floater Series 2021-ELP Class A, CME Term SOFR 1 Month Index + 0.810% 6.1385% 11/15/38 (b)(c)(d)	6,587,332	6,446,771
Freddie Mac sequential payer Series 2017 K726 Class A2, 2.905% 4/25/24	8,442,701	8,361,184
Life Financial Services Trust floater Series 2022-BMR2 Class A1, CME Term SOFR 1 Month Index + 1.290% 6.6182% 5/15/39 (b)(c)(d)	7,914,000	7,750,116
LIFE Mortgage Trust floater Series 2021-BMR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 3/15/38 (b)(c)(d)	3,836,532	3,740,092
Merit floater Series 2021-STOR Class A, CME Term SOFR 1 Month Index + 0.810% 6.1375% 7/15/38 (b)(c)(d)	2,275,000	2,230,712
Open Trust 2023-Air sequential payer Series 2023-AIR Class A, CME Term SOFR 1 Month Index + 3.080% 8.4131% 10/15/28 (b)(c)(d)	3,781,000	3,780,997
SREIT Trust floater Series 2021-MFP Class A, CME Term SOFR 1 Month Index + 0.840% 6.1682% 11/15/38 (b)(c)(d)	4,580,000	4,495,106
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $67,083,653)		66,425,272

Bank Notes - 0.3%
	Principal Amount (a)	Value ($)
Citibank NA 3.65% 1/23/24 (Cost $19,992,283)	20,031,000	19,973,386

Certificates of Deposit - 8.5%
	Principal Amount (a)	Value ($)
BMO Harris Bank NA U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.98% 7/8/24 (c)(d)	23,700,000	23,699,799
Canadian Imperial Bank of Commerce yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 4/1/24 (c)(d)	20,000,000	20,037,472
5.6% 12/1/23	25,000,000	25,000,073
5.95% 9/19/24	23,600,000	23,654,339
Citibank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 6/17/24 (c)(d)	19,000,000	19,026,454
5.78% 3/8/24	23,700,000	23,707,255
Lloyds Bank Corporate Markets PLC yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.690% 6% 7/8/24 (c)(d)	23,700,000	23,699,012
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 6/7/24 (c)(d)	23,700,000	23,744,438
5.91% 6/17/24	23,700,000	23,708,869
Mizuho Corporate Bank Ltd. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.450% 5.76% 1/16/24 (c)(d)	23,700,000	23,708,918
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.560% 5.87% 5/24/24 (c)(d)	23,700,000	23,720,918
Rabobank Nederland New York Branch yankee 6.05% 7/10/24	23,700,000	23,718,830
Royal Bank of Canada yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 7/3/24 (c)(d)	23,700,000	23,734,725
Sumitomo Mitsui Banking Corp. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 5/1/24 (c)(d)	24,700,000	24,733,661
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 7/11/24 (c)(d)	23,700,000	23,734,183
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 7/26/24 (c)(d)	23,500,000	23,530,865
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.700% 6.01% 8/14/24 (c)(d)	23,700,000	23,733,991
Svenska Handelsbanken, Inc. yankee:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.570% 5.88% 8/29/24 (c)(d)	23,700,000	23,724,508
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 3/28/24 (c)(d)	20,000,000	20,030,168
Toronto-Dominion Bank yankee U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.670% 5.98% 3/25/24 (c)(d)	21,000,000	21,030,244
Wells Fargo Bank NA:
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.630% 5.94% 7/18/24 (c)(d)	23,700,000	23,732,955
U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.650% 5.96% 7/5/24 (c)(d)	23,700,000	23,736,439
TOTAL CERTIFICATES OF DEPOSIT (Cost $508,600,000)		509,148,116

Commercial Paper - 6.8%
	Principal Amount (a)	Value ($)
AT&T, Inc.:
5.42% 12/19/23	19,000,000	18,945,723
5.7% 1/23/24	5,000,000	4,958,540
5.7% 1/23/24	25,000,000	24,792,700
Bank of Montreal yankee 6.01% 4/4/24 (c)(d)	30,000,000	30,040,950
Barclays Bank PLC U.S. Secured Overnight Fin. Rate (SOFR) Index + 0.730% 6.04% 6/5/24 (b)(c)(d)	23,700,000	23,699,794
Bayer Corp.:
5.9% 8/15/24	23,700,000	22,709,615
5.93% 7/9/24	23,700,000	22,846,864
5.93% 7/24/24	23,500,000	22,598,763
5.94% 9/10/24	23,700,000	22,614,403
BPCE SA yankee:
5.15% 12/7/23	25,000,000	24,974,090
5.66% 2/15/24	23,700,000	23,423,156
5.66% 7/19/24	23,700,000	22,868,621
HSBC U.S.A., Inc.:
yankee:
5.505% 2/2/24	24,700,000	24,456,176
6.05% 8/14/24	23,700,000	22,723,226
5.9% 11/21/24	23,700,000	22,334,397
J.P. Morgan Securities, LLC 5.95% 7/12/24 (c)(d)	23,700,000	23,699,813
NatWest Markets PLC yankee:
5.34% 2/9/24	25,000,000	24,725,680
5.62% 12/8/23	23,700,000	23,671,375
TOTAL COMMERCIAL PAPER (Cost $405,912,548)		406,083,886

Money Market Funds - 3.1%
	Shares	Value ($)
Fidelity Cash Central Fund 5.40% (e) (Cost $184,167,384)	184,130,558	184,167,384

TOTAL INVESTMENT IN SECURITIES - 99.8% (Cost $5,990,198,802)	5,983,772,407
NET OTHER ASSETS (LIABILITIES) - 0.2%	13,600,272
NET ASSETS - 100.0%	5,997,372,679

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,080,022,247 or 18.0% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.40%	259,111,099	545,592,019	620,535,734	1,512,333	-	-	184,167,384	0.4%
Fidelity Securities Lending Cash Central Fund 5.39%	-	4,450	4,450	3	-	-	-	0.0%
Total	259,111,099	545,596,469	620,540,184	1,512,336	-	-	184,167,384

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Bank Notes, Certificates of Deposit and Commercial Paper are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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